Dear Shareholders:
--------------------------------------------------------------------------------
     We are pleased to report to our shareholders that Lexington SmallCap Fund's portfolio has been successfully restructured to invest in both value and growth stocks. Unfortunately, the stock market environment for small cap stocks has not provided the same upside opportunity as it has for large cap stocks. This can easily be seen when one compares the performance of the unmanaged Standard & Poor's 500 Stock Price Index for the first six months of 1998 which was up 17.6% in comparison with the unmanaged Russell 2000 Index which recorded a 4.93% return. Clearly, large cap stocks have been the place to be in the first half of 1998.
     On a comparative basis with other small cap funds, the Lexington SmallCap Fund performed well in the second quarter of 1998. The Fund was down 1.98%*, but the average small cap fund according to Lipper Analytical Services, Inc. lost 4.11%. Obviously, we are pleased with this result especially in light of the fact that the portfolio was significantly changed during the quarter.
     We are very optimistic about the potential performance opportunities for small cap stocks. As large cap stocks continue to be driven to new levels of over-valuation, most small cap stocks are cheaper and represent far greater value than large cap stocks.
     Our portfolio is invested in companies where we see excellent earnings acceleration at a price that is selling at a discount to what we believe the real value to be. Currently, the portfolio is well diversified with significant commitments to the technology, health and financial sectors, which we believe represent excellent value and growth prospects.


Sincerely,




/s/Frank A. Peluso       /s/Allan H. Wapnick      /s/Robert M. DeMichele
------------------       -------------------      ----------------------
Frank A. Peluso          Alan H. Wapnick          Robert M. DeMichele
Portfolio Manager        Portfolio Manager        President
August, 1998             August, 1998             August, 1998

*4.71% and 13.06% are the one year and since commencement (1/2/96) average annual standard total returns, respectively, for the period ended June 30, 1998. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return represents past performance and is not predictive of future results.
                                     ------

RESULTS OF THE SPECIAL MEETING OF  SHAREHOLDERS  HELD MARCH 27, 1998 (UNAUDITED)

Total Outstanding Shares as of February 12, 1998: 800,442

1. Directors Elected: S.M.S. Chadha, Robert M. DeMichele, Beverley C. Duer, Barbara R. Evans, Richard M. Hisey, Lawrence Kantor, Jerard F. Maher, Andrew M. McCosh, Donald B. Miller, John G. Preston, Margaret W. Russell and Allen H. Stowe.

     For All Nominees: 627,769   Withheld Authority: 12,028



                                                                   Votes       Votes        Votes
                                                                    For       Against     Abstained
                                                                  ---------   ---------   ----------
2. Approval of an investment sub-advisory agreement between       616,404      18,167       5,226
  Lexington Management Corporation and Market Systems
  Research Advisors, Inc. (doing business as "MSR Advisors")
  with respect to the Fund.

3. Selection of KPMG Peat Marwick LLP as Independent Auditors     634,647         865       4,284

LEXINGTON SMALLCAP FUND, INC.
STATEMENT OF NET ASSETS
(Including the Portfolio of Investments)
June 30, 1998 (unaudited)


NUMBER
  OF                                                                    VALUE
SHARES                             SECURITY                            (NOTE 1)
-------- ----------------------------------------------------------  ----------
         COMMON STOCKS: 95.7%
         AIRLINES: 2.6%
  7,500  America West Airlines, Inc.1  ............................  $  214,219
                                                                     ----------
         BANKING: 5.8%
  2,500  First Commercial Corporation  ............................     173,516
  4,100  Oriental Financial Group, Inc.   .........................     151,187
  6,800  St. Paul Bancorp, Inc.  ..................................     153,637
                                                                     ----------
                                                                        478,340
                                                                     ----------
         BANKS-THRIFT INSTITUTIONS: 3.3%
 19,500  PBOC Holdings, Inc.1 .....................................     268,734
                                                                     ----------
         BUILDING MATERIALS: 2.1%
  2,800  Medusa Corporation   .....................................     175,700
                                                                     ----------
         CAPITAL EQUIPMENT: 3.2%
  8,000  Cymer, Inc.1   ...........................................     129,500
  3,700  Orbital Sciences Corporation1 ............................     138,403
                                                                     ----------
                                                                        267,903
                                                                     ----------
         COMPUTER SYSTEMS: 2.3%
  7,800  National Computer Systems  ...............................     186,712
                                                                     ----------
         CONSTRUCTION & HOUSING: 7.3%
  7,000  Granite Construction, Inc. ...............................     214,375
 13,000  Insituform Technologies1   ...............................     179,969
  6,500  Skyline Corporation  .....................................     212,062
                                                                     ----------
                                                                        606,406
                                                                     ----------
         CONSUMER DURABLE GOODS: 9.1%
  4,000  Ampco-Pittsburgh Corporation  ............................      61,500
  9,200  K - Swiss, Inc.   ........................................     182,275
  7,000  Myers Industries, Inc.1 ..................................     168,000
  3,900  Pillowtex Corporation1  ..................................     156,487
  8,000  Standard Motor Products, Inc.1   .........................     178,000
                                                                     ----------
                                                                        746,262
                                                                     ----------
         DIVERSIFIED MANUFACTURING: 2.1%
  3,000  SPS Technologies, Inc.1 ..................................     175,500
                                                                     ----------
         ELECTRICAL & ELECTRONICS: 2.4%
  6,200  Telxon Corporation   .....................................     199,950
                                                                     ----------
         FINANCIAL SERVICES: 2.3%
  4,100  Eaton Vance Corporation ..................................     189,881
                                                                     ----------
         HEALTH & PERSONAL CARE: 5.2%
  8,000  Alpharma, Inc. ...........................................     176,000
  4,706  Laboratory Corporation of America (Preferred shares)  ....     254,124
                                                                     ----------
                                                                        430,124
                                                                     ----------
         HEALTHCARE-MISCELLANEOUS: 2.3%
  5,000  Integrated Health Services, Inc. .........................     187,500
                                                                     ----------

LEXINGTON SMALLCAP FUND, INC.
STATEMENT OF NET ASSETS
(Including the Portfolio of Investments)
June 30, 1998 (unaudited) (continued)


NUMBER
  OF                                                                    VALUE
SHARES                             SECURITY                            (NOTE 1)
-------  ----------------------------------------------------------- ---------
         INSURANCE: 11.4%
  4,700  Ace, Ltd. ..................................................$  183,300
  5,100  Allied Group, Inc.1   ......................................   238,744
  4,000  Arthur J. Gallagher & Company  .............................   179,000
  5,800  Enhance Financial Services Group, Inc. .   .................   195,750
  5,300  Nymagic, Inc.   ............................................   145,088
                                                                     ----------
                                                                        941,882
                                                                     ----------
         INVESTMENT COMPANY: 2.0%
  2,600  SEI Investment Company   ...................................   160,794
                                                                     ----------
         MACHINERY AND MACHINE TOOLS: 4.7%
  6,800  Astec Industries, Inc.1  ...................................   232,050
  6,400  Baldor Electric Company  ...................................   156,000
                                                                     ----------
                                                                        388,050
                                                                     ----------
         MATERIALS: 2.1%
  2,200  Lone Star Industries, Inc.1 ................................   169,537
                                                                     ----------
         MEDICAL PRODUCTS & SUPPLIES: 3.8%
  2,000  MedImmune, Inc.1   .........................................   125,250
  4,600  Safeskin Corporation1 ......................................   189,319
                                                                     ----------
                                                                        314,569
                                                                     ----------
         MERCHANDISING: 10.1%
  2,600  Ethan Allen Interiors, Inc. ................................   129,838
  6,900  Fingerhut Companies, Inc.   ................................   227,700
  4,600  Michaels Stores, Inc.1   ...................................   162,294
  5,900  Pier 1 Imports, Inc.  ......................................   140,863
  7,800  Sonic Corporation1 .........................................   174,038
                                                                     ----------
                                                                        834,733
                                                                     ----------
         RETAIL-SPECIALTY: 2.6%
  6,000  O'Reilly Automotive, Inc.1  ................................   215,250
                                                                     ----------
         SERVICES: 1.8%
  3,100  PeopleSoft, Inc.1  .........................................   145,603
                                                                     ----------
         TELECOMMUNICATIONS: 1.9%
  8,900  California Microwave, Inc.1 ................................   154,638
                                                                     ----------
         TRANSPORTATION: 2.9%
  8,600  SkyWest, Inc.   ............................................   240,800
                                                                     ----------
         UTILITIES: 2.4%
 36,000  Kaneb Services, Inc.1 ......................................   195,750
                                                                     ----------
         TOTAL INVESTMENTS: 95.7%
         (cost $7,042,788+)(Note 1) ................................. 7,888,837
         Other assets in excess of liabilities: 4.3%   ..............   351,071
                                                                     ----------
         TOTAL NET ASSETS: 100.0%
         (equivalent to $11.91 per share on 691,677
         shares outstanding) ........................................$8,239,908
                                                                     ==========

1  Non-income producing security.
+  Aggregate cost for Federal  income tax purposes is  $7,043,003.

    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON SMALLCAP FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)



ASSETS
Investments, at value
   (cost $7,042,788) (Note 1)   .........    $7,888,837
Cash ....................................       371,650
Receivable for investment
   securities sold  .....................        63,298
Receivable for shares sold   ............           125
Dividends and interest receivable  ......        13,222
Deferred organization expense, net
   (Note 1)   ...........................        27,174
                                             ----------
   Total Assets  ........................     8,364,306
                                             ----------
LIABILITIES
Due to Lexington Management
   Corporation (Note 2)   ...............         6,446
Payable for investment securities
   purchased  ...........................        89,441
Payable for shares redeemed  ............         3,005
Accrued expenses ........................        25,506
                                             ----------
   Total Liabilities   ..................       124,398
                                             ----------
NET ASSETS: (equivalent to $11.91
   per share on 691,677 shares
   outstanding) (Note 4)  ...............    $8,239,908
                                             ==========
NET ASSETS consist of:
Capital stock - authorized
   1,000,000,000 shares, $.001 par
   value per share  .....................    $      692
Additional paid-in capital   ............     7,054,545
Accumulated deficit .....................       (92,805)
Accumulated net realized gain on
   investments   ........................       431,427
Unrealized appreciation on
   investments   ........................       846,049
                                             ----------
   TOTAL NET ASSETS .....................    $8,239,908
                                             ==========


LEXINGTON SMALLCAP FUND, INC.
STATEMENT OF OPERATIONS
Six months ended June 30, 1998 (unaudited)


INVESTMENT INCOME
 Dividends .....................    $ 34,802
 Interest  .....................      12,937
                                    --------
 Total investment income  ......                 $  47,739
EXPENSES
Investment advisory fee
   (Note 2)   ..................      44,522
Printing and mailing expenses         12,707
Directors' fees and expenses          11,581
Distribution expenses
   (Note 3)   ..................      11,131
Transfer agent and
   shareholder servicing
   expenses (Note 2)   .........       9,998
Professional fees   ............       7,260
Registration fees   ............       6,884
Amortization of deferred
   organization costs (Note 1)         4,507
Accounting expenses (Note 2)           4,735
Computer processing fees  ......       2,957
Custodian expenses  ............       2,630
Other expenses   ...............       3,717
                                    --------
 Total expenses  ...............     122,629
 Less: expenses recovered
    under contract with
    investment adviser
    (Note 2)  ..................         197       122,432
                                    --------     ---------
 Net investment loss   .........                   (74,693)
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (NOTE 5)
Net realized gain on
   investments   ...............                   315,999
Net change in unrealized
   appreciation on investments                     188,050
                                                 ---------
Net realized and unrealized
   gain ........................                   504,049
                                                 ---------
INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS ..................                 $ 429,356
                                                 =========


   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON SMALLCAP FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS




                                                                    Six months
                                                                       ended          Year ended
                                                                   June 30, 1998     December 31,
                                                                    (unaudited)          1997
                                                                   -------------     -------------
Net investment loss   ..........................................    $    (74,693)     $   (163,759)
Net realized gain from security transactions  ..................         315,999         1,320,930
Net change in unrealized appreciation on investments   .........         188,050          (330,019)
                                                                    ------------      ------------
  Increase in net assets resulting from operations  ............         429,356           827,152
Distributions to shareholders from net investment income  ......         -              (1,160,092)
Increase (decrease) in net assets from capital share
 transactions (Note 4)   .......................................      (1,754,221)        1,836,489
                                                                   -------------      ------------
        Net increase (decrease) in net assets ..................      (1,324,865)        1,503,549

NET ASSETS:
 Beginning of period  ..........................................       9,564,773         8,061,224
                                                                   -------------      ------------
 End of period (including accumulated deficit of $92,805 and
  $18,112, 1998 and 1997, respectively) ........................    $  8,239,908      $  9,564,773
                                                                    ============      ============




















   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON SMALLCAP FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

Lexington SmallCap Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on January 2, 1996. The Fund's investment objective is to seek long-term capital appreciation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

     FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

     DISTRIBUTIONS Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. At December 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

     DEFERRED ORGANIZATION EXPENSES Organization expenses aggregating $52,837 have been deferred and are being amortized on a straight line basis over five years.

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operatons during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at the annual rate of 1.00% of the Fund's average daily net assets. In connection with providing investment advisory services, LMC has entered into a sub-advisory contract with an affiliate, Market Systems Research Advisors, Inc. ("MSR"), under which MSR provides the Fund with investment management services. Pursuant to the terms of the sub-advisory contract between LMC and MSR, LMC pays MSR a monthly sub-advisory fee at the annual rate

LEXINGTON SMALLCAP FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997 (continued)

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE (CONTINUED)

of 0.50% of the Fund's average daily net assets. The sub-advisory fee will be paid by LMC, not the Fund. For 1998, LMC has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses but including the management fee and operating expenses) to an annual rate of 2.50% of the Fund's average daily net assets. Total reimbursement was $197 for the six months ended June 30, 1998, and is set forth in the statement of operations.

The Fund also reimburses LMC for certain expenses, including accounting and shareholder servicing costs of $9,357, which were incurred by the Fund, but paid by LMC.

3. DISTRIBUTION PLAN

The Fund has a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months ended June 30, 1998 were $11,131 and are set forth in the statement of operations.

4. CAPITAL STOCK

Transactions in capital stock were as follows:


                                          Six months ended
                                            June 30, 1998                      Year ended
                                             (unaudited)                    December 31, 1997
                                   -------------------------------   -------------------------------
                                    Shares            Amount          Shares           Amount
                                   -------------   ---------------   -------------   ---------------
Shares sold   ..................       36,088       $    423,842        242,768       $  3,149,748
Shares issued on reinvestment
 of dividends ..................       -                 -              101,424          1,157,337
                                   ----------      -------------        -------       ------------
                                       36,088            423,842        344,192          4,307,085
Shares redeemed  ...............     (184,130)        (2,178,063)      (191,705)        (2,470,596)
                                   ----------      -------------       --------       ------------
 Net increase (decrease)  ......     (148,042)      $ (1,754,221)       152,487       $  1,836,489
                                   ==========       ============        =======       ============

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1998, excluding short-term securities, were $6,346,088 and $8,320,821, respectively.

At June 30, 1998, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,179,121 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $333,287.

LEXINGTON SMALLCAP FUND, INC.
FINANCIAL HIGHLIGHTS

Selected per share data for a share outstanding throughout the period:



                                                                                                  January 2, 1996
                                                                                                   (commencement
                                                           Six months ended      Year ended      of operations) to
                                                            June 30, 1998       December 31,       December 31,
                                                             (unaudited)            1997               1996
                                                           ----------------     ------------     -----------------
Net asset value, beginning of period  ..................       $11.39              $11.73            $10.00
                                                               ------              ------            ------
Income (loss) from investment operations:   ............
 Net investment loss   .................................        (0.11)              (0.19)            (0.18)
 Net realized and unrealized gain on investments  ......         0.63                1.41              1.94
                                                               ------              ------            ------
Total income from investment operations  ...............         0.52                1.22              1.76
                                                               ------              ------            ------
Less distributions:
 Distributions from net realized gains   ...............           --               (1.56)            (0.03)
                                                               ------              ------            ------
Net asset value, end of period  ........................       $11.91              $11.39            $11.73
                                                               ======              ======            ======
Total return  ..........................................         9.42%*             10.47%            17.50%
Ratio to average net assets:
 Expenses, before reimbursement or waivers  ............         2.75%*              2.57%             3.04%
 Expenses, net of reimbursement or waivers  ............         2.75%*              2.57%             2.48%
 Net investment loss, before reimbursement or
  waivers  .............................................       (1.68)%*            (1.78)%           (2.34)%
 Net investment loss, net of reimbursement
  or waivers  ..........................................       (1.68)%*            (1.78)%           (1.78)%
Portfolio turnover rate   ..............................       155.53%*             39.09%            60.92%
Average commissions paid on equity security
 transactions ..........................................       $  0.04              $ 0.04            $ 0.03
Net assets, end of period (000's omitted)   ............       $ 8,240              $9,565            $8,061

* Annualized.

LEXINGTON
INVESTOR SERVICES
--------------------------------------------------------------------------------
AS A LEXINGTON SHAREHOLDER, YOU SHOULD BE AWARE OF THE MANY SERVICES AVAILABLE TO YOU.


NO LOAD -- The Lexington Funds are no load funds. That is, investments and redemptions are made without any sales charges, commissions or redemption fees.*

                                    --------

FREE TELEPHONE EXCHANGE -- Investments in the Lexington Funds may be exchanged for shares of a different Lexington Fund at any time.

                                    --------

Check Writing Privileges -- Lexington Money Market Trust permits investors immediate access to their funds with check writing for withdrawals from their account.

                                    --------

TAX SHELTERED PLANS -- IRA, Keogh, Pension, and Profit Sharing Prototype Plans are available to qualified individuals. These plans offer investment flexibility through the Share Exchange Service, simplified record keeping, convenience and investment supervision.

                                    --------

CUSTODIAL ACCOUNTS FOR MINORS -- Investments may be made on behalf of minors under the Uniform Gifts to Minors Act currently in effect in all states.

                                    --------

SYSTEMATIC WITHDRAWAL PLAN -- An investor may elect to receive a fixed amount from his or her account each month or quarter, subject to certain minimums.

                                    --------

COMPLETE RECORD KEEPING - A statement is provided for every transaction in addition to a year-end statement with tax information.


THE LEXINGTON GROUP OF
NO LOAD INVESTMENT COMPANIES

LEXINGTON WORLDWIDE EMERGING MARKETS FUND, INC. -- Seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC. -- Seeks long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States.

LEXINGTON INTERNATIONAL FUND, INC. -- Seeks long-term growth of capital through investment in companies domiciled in foreign countries.

LEXINGTON   TROIKA  DIALOG  RUSSIA  FUND,  INC.  --  Seeks   long-term   capital
appreciation through investments primarily in the equity securities of Russian companies.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC. -- Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

LEXINGTON RAMIREZ GLOBAL INCOME FUND -- Seeks high current income. Capital appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities.

LEXINGTON GOLDFUND, INC. -- Seeks capital appreciation through investment in gold bullion and shares of gold mining companies.

LEXINGTON GROWTH AND INCOME FUND, INC. -- Seeks capital appreciation over the long-term through investments in the stocks of large, ably managed and well financed companies.

LEXINGTON CORPORATE LEADERS TRUST FUND -- Seeks capital growth and reasonable income through investment in an equal number of shares of an established list of American blue chip corporations.

LEXINGTON SMALLCAP FUND, INC. -- Seeks long-term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

LEXINGTON CONVERTIBLE SECURITIES FUND -- Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

LEXINGTON GNMA INCOME FUND, INC. -- Seeks to achieve a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

LEXINGTON MONEY MARKET TRUST -- Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short-term money market instruments.

For more complete information about any of the Lexington Funds and a prospectus which includes management fee and expenses call the distributor toll-free at 1-800-526-0056. Read the prospectus carefully before you invest or send money.

*Redemptions on shares of Lexington Troika Dialog Russia Fund, Inc. held less than 365 days are subject to a redemption fee of 2% of the redemption proceeds.

LEXINGTON
SMALLCAP FUND, INC.


INVESTMENT ADVISER
---------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663



SUB-ADVISER
---------------------------------------------------------
Market Systems Research Advisors, Inc.
80 Maiden Lane
New York, New York 10038



DISTRIBUTOR
---------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


All shareholder requests for services of any kind should be sent to:

    TRANSFER AGENT
    --------------
    STATE STREET BANK AND
    TRUST COMPANY
    c/o National Financial Data Services
    1004 Baltimore
    Kansas City, Missouri 64105

    OR CALL TOLL FREE:
    Service and Sales: 1-800-526-0056
    24 Hour Account Information:
    1-800-526-0052
---------------------------------------------------------

 (800) 526-0052


                    "LEXLINE"
     24 hour toll-free telephone access to your
              Lexington Fund account
     Price/Yield o Account Balances  o Exchanges o
 Last Transactions o Total Return  o Duplicate Statements
---------------------------------------------------------

This report has been prepared for the  information of the
shareholders  of  Lexington  SmallCap  Fund,  Inc. and is
authorized for  distribution  to the public only if it is
accompanied   or  preceded   by  a  currently   effective
prospectus which sets forth expenses and other material information.


           L E X I N G T O N


           [GRAPHIC OMITTED]



                LEXINGTON
                SMALLCAP
                FUND, INC
    -----------------------------------
         Seeks long-term capital
    appreciation through investment in
        common stocks of companies
      domiciled in the United States
       with a market capitalization
         of less than $1 billion.
    -- --------------------------------

          SEMI-ANNUAL REPORT
             JUNE 30, 1998

          The Lexington Group
              of No Load
          Investment Companies